Income Tax Provision (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Operating lease liability	$ 57,000
Income Tax Provision [Member]
Stock-based compensation	3,776,000	$ 702,000
Private placement costs	394,000	366,000
Operating lease liability	16,000	42,000
Loss on extinguishment of debt	1,858,000	1,697,000
Net operating loss carryforwards	7,362,000	5,946,000
Gross deferred tax assets	13,406,000	8,753,000
Net deferred tax assets	0	0
Less valuation allowance	$ (13,406,000)	$ (8,753,000)